UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48471-0412                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA BALANCED STRATEGY FUND
February 29, 2012 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             EQUITY SECURITIES (59.3%)

             COMMON STOCKS (35.3%)

             CONSUMER DISCRETIONARY (3.9%)
             -----------------------------
             ADVERTISING (0.3%)
    42,580   Omnicom Group, Inc.                                           $    2,105
                                                                           ----------
             APPAREL RETAIL (0.3%)
    41,610   Ross Stores, Inc.                                                  2,219
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
    53,450   Adidas AG Sponsored Adr                                            2,101
    30,200   Coach, Inc.                                                        2,260
                                                                           ----------
                                                                                4,361
                                                                           ----------
             CABLE & SATELLITE (0.7%)
   192,220   Comcast Corp. "A"                                                  5,647
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.4%)
    63,000   Home Depot, Inc.                                                   2,997
                                                                           ----------
             INTERNET RETAIL (0.3%)
     3,800   Priceline.com, Inc.*                                               2,383
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.5%)
   102,320   Walt Disney Co.                                                    4,296
                                                                           ----------
             RESTAURANTS (0.6%)
    46,200   McDonald's Corp.                                                   4,587
                                                                           ----------
             SPECIALTY STORES (0.3%)
    38,700   PetSmart, Inc.                                                     2,157
                                                                           ----------
             Total Consumer Discretionary                                      30,752
                                                                           ----------
             CONSUMER STAPLES (4.0%)
             -----------------------
             DRUG RETAIL (0.7%)
   126,430   CVS Caremark Corp.                                                 5,702
                                                                           ----------
             FOOD DISTRIBUTORS (0.1%)
    23,725   Sysco Corp.                                                          698
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.7%)
    56,100   Colgate-Palmolive Co.                                              5,227
                                                                           ----------
             PACKAGED FOODS & MEAT (0.9%)
   127,350   Kraft Foods, Inc. "A"                                              4,848
    73,310   Unilever N.V.                                                      2,442
                                                                           ----------
                                                                                7,290
                                                                           ----------
             SOFT DRINKS (0.6%)
    78,600   PepsiCo, Inc.                                                      4,947
                                                                           ----------

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1  | USAA Balanced Strategy Fund
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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TOBACCO (1.0%)
    13,790   Lorillard, Inc.                                               $    1,808
    67,110   Philip Morris International, Inc.(a)                               5,605
                                                                           ----------
                                                                                7,413
                                                                           ----------
             Total Consumer Staples                                            31,277
                                                                           ----------
             ENERGY (4.2%)
             -------------
             INTEGRATED OIL & GAS (3.0%)
    73,180   Chevron Corp.(a)                                                   7,985
   107,410   Exxon Mobil Corp.(a)                                               9,291
    40,170   Occidental Petroleum Corp.                                         4,193
    28,270   Royal Dutch Shell plc "A" ADR                                      2,066
                                                                           ----------
                                                                               23,535
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    38,100   Schlumberger Ltd.                                                  2,957
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    25,550   Apache Corp.                                                       2,758
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   107,330   Spectra Energy Corp.                                               3,368
                                                                           ----------
             Total Energy                                                      32,618
                                                                           ----------
             FINANCIALS (4.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    67,100   Ameriprise Financial, Inc.                                         3,741
                                                                           ----------
             CONSUMER FINANCE (0.9%)
    79,930   American Express Co.                                               4,228
    56,900   Capital One Financial Corp.                                        2,879
                                                                           ----------
                                                                                7,107
                                                                           ----------
             DIVERSIFIED BANKS (1.0%)
    73,600   Comerica, Inc.                                                     2,185
   180,740   Wells Fargo & Co.                                                  5,656
                                                                           ----------
                                                                                7,841
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.7%)
   135,100   MetLife, Inc.                                                      5,208
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    62,200   Citigroup, Inc.                                                    2,072
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    50,460   Berkshire Hathaway, Inc. "B"*                                      3,959
                                                                           ----------
             REGIONAL BANKS (0.3%)
    96,350   BB&T Corp.                                                         2,818
                                                                           ----------
             Total Financials                                                  32,746
                                                                           ----------
             HEALTH CARE (3.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    62,692   Hologic, Inc.*                                                     1,300
                                                                           ----------
             HEALTH CARE SERVICES (0.3%)
    45,880   Quest Diagnostics, Inc.                                            2,663
                                                                           ----------
             MANAGED HEALTH CARE (0.4%)
    53,300   UnitedHealth Group, Inc.                                           2,972
                                                                           ----------
             PHARMACEUTICALS (2.7%)
   116,400   Abbott Laboratories                                                6,589
   121,660   Johnson & Johnson                                                  7,918

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   118,820   Merck & Co., Inc.                                             $    4,535
    47,820   Novartis AG ADR                                                    2,607
                                                                           ----------
                                                                               21,649
                                                                           ----------
             Total Health Care                                                 28,584
                                                                           ----------
             INDUSTRIALS (4.3%)
             ------------------
             AEROSPACE & DEFENSE (0.8%)
    11,800   TransDigm Group, Inc.*                                             1,402
    58,500   United Technologies Corp.                                          4,906
                                                                           ----------
                                                                                6,308
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.5%)
    53,130   United Parcel Service, Inc. "B"                                    4,085
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    42,930   Caterpillar, Inc.                                                  4,903
    27,500   Wabtec Corp.                                                       2,055
                                                                           ----------
                                                                                6,958
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    46,500   Republic Services, Inc. "A"                                        1,387
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (1.6%)
    23,200   3M Co.                                                             2,032
    78,000   Danaher Corp.                                                      4,121
   338,290   General Electric Co.                                               6,445
                                                                           ----------
                                                                               12,598
                                                                           ----------
             INDUSTRIAL MACHINERY (0.3%)
    28,710   Stanley Black & Decker, Inc.                                       2,205
                                                                           ----------
             Total Industrials                                                 33,541
                                                                           ----------

             INFORMATION TECHNOLOGY (8.5%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
    58,400   Intuit, Inc.                                                       3,378
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.9%)
   338,890   Cisco Systems, Inc.                                                6,737
                                                                           ----------
             COMPUTER HARDWARE (1.9%)
    27,810   Apple, Inc.*(a)                                                   15,085
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
   168,710   EMC Corp.*                                                         4,672
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    48,840   Automatic Data Processing, Inc.                                    2,653
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.7%)
     8,950   Google, Inc. "A"*                                                  5,533
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.9%)
    35,640   International Business Machines Corp.(a)                           7,012
                                                                           ----------
             SEMICONDUCTORS (1.4%)
   201,090   Intel Corp.                                                        5,405
   102,170   Texas Instruments, Inc.                                            3,407
    55,420   Xilinx, Inc.                                                       2,047
                                                                           ----------
                                                                               10,859
                                                                           ----------
             SYSTEMS SOFTWARE (1.4%)
   219,780   Microsoft Corp.(a)                                                 6,976
   144,830   Oracle Corp.                                                       4,239
                                                                           ----------
                                                                               11,215
                                                                           ----------
             Total Information Technology                                      67,144
                                                                           ----------

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3  | USAA Balanced Strategy Fund

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
PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES       SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MATERIALS (1.2%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
    37,200   PPG Industries, Inc.                                          $    3,394
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    11,170   CF Industries Holdings, Inc.                                       2,078
    24,610   Monsanto Co.                                                       1,904
                                                                           ----------
                                                                                3,982
                                                                           ----------
             SPECIALTY CHEMICALS (0.3%)
    31,640   Albemarle Corp.                                                    2,105
                                                                           ----------
             Total Materials                                                    9,481
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   195,230   Vodafone Group plc ADR                                             5,289
                                                                           ----------

             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    58,040   Southern Co.                                                       2,565
                                                                           ----------
             MULTI-UTILITIES (0.4%)
   147,136   CenterPoint Energy, Inc.                                           2,867
                                                                           ----------
             Total Utilities                                                    5,432
                                                                           ----------
             Total Common Stocks (cost: $245,875)                             276,864
                                                                           ----------

             PREFERRED SECURITIES (3.7%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    30,000   Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(b)                                        2,960
                                                                           ----------

             FINANCIALS (2.6%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
     1,000   US Bancorp, 7.19%, perpetual                                         782
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
    65,000   Delphi Financial Group, Inc., 7.38%, perpetual                     1,652
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   140,000   Citigroup Capital XIII Trust, 7.88%, cumulative redeemable         3,796
    40,000   ING Groep N.V., 7.38%, perpetual                                     971
    89,504   ING Groep N.V., 8.50%, perpetual                                   2,266
        30   International Lease Finance Corp., 0.39%, perpetual(c)             2,010
                                                                           ----------
                                                                                9,043
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Security Capital Assurance Ltd., 6.88%, perpetual(c)                  --
                                                                           ----------
             REGIONAL BANKS (0.1%)
        40   Susquehanna Capital I, 9.38%, 12/12/2067, Capital
                Securities, cumulative redeemable                               1,060
                                                                           ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                                                              VALUE
SHARES       SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             REINSURANCE (0.5%)
     1,500   American Overseas Group Ltd., 7.50%, non-cumulative,
               perpetual, acquired 1/23/2007 - 3/09/2007;
               cost $1,533*(c),(d)                                                              $      375
    $4,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)                                 3,612
                                                                                                ----------
                                                                                                     3,987
                                                                                                ----------
             REITs - OFFICE (0.5%)
   150,027   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual*                   3,863
                                                                                                ----------
             Total Financials                                                                       20,387
                                                                                                ----------
             INDUSTRIALS (0.3%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.3%)
     3,000   Pitney Bowes International Holdings, Series F, 6.13%,
               cumulative redeemable, perpetual(b)                                                   2,873
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   120,000   Qwest Corp., 7.38%, cumulative                                                          3,183
                                                                                                ----------
             Total Preferred Securities (cost: $30,457)                                             29,403
                                                                                                ----------
             EQUITY EXCHANGE-TRADED FUNDS (20.3%)

             FOREIGN EXCHANGE-TRADED FUNDS (20.3%)
             -------------------------------------
 2,091,043   iShares MSCI EAFE Index Fund(a)                                                       114,380
 1,009,901   Vanguard MSCI Emerging Markets ETF                                                     45,072
                                                                                                ----------
             Total Foreign Exchange-Traded Funds (cost: $167,433)                                  159,452
                                                                                                ----------
             Total Equity Securities (cost: $443,765)                                              465,719
                                                                                                ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE            MATURITY
----------------------------------------------------------------------------------------------------------
             BONDS (37.0%)

             CORPORATE OBLIGATIONS (22.6%)

             ENERGY (1.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (1.5%)
 $   3,059   Enbridge Energy Partners, LP                       8.05%           10/01/2037           3,319
     1,000   Enterprise Products Operating, LP                  7.00             6/01/2067           1,001
     2,000   Enterprise Products Operating, LP                  7.03             1/15/2068           2,142
     3,000   NGPL PipeCo, LLC (b)                               6.51            12/15/2012           2,898
     3,000   Southern Union Co.                                 3.56 (e)        11/01/2066           2,655
                                                                                                ----------
                                                                                                    12,015
                                                                                                ----------
             Total Energy                                                                           12,015
                                                                                                ----------
             FINANCIALS (17.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     4,000   State Street Capital Trust IV                      1.55 (e)         6/15/2037           2,841
                                                                                                ----------
             CONSUMER FINANCE (1.1%)
     4,000   American Express Co.                               6.80             9/01/2066           4,095

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5  | USAA Balanced Strategy Fund

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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    4,500   Capital One Financial Corp.                        7.69%            8/15/2036      $    4,596
                                                                                                ----------
                                                                                                     8,691
                                                                                                ----------
             DIVERSIFIED BANKS (1.1%)
     1,500   Charter One Bank NA                                6.38             5/15/2012           1,511
     1,000   Emigrant Bancorp, Inc. (b)                         6.25             6/15/2014             904
       500   FCB NC Capital Trust I                             8.05             3/01/2028             504
     2,000   USB Realty Corp. (b)                               1.72 (e)                 -(f)        1,550
     4,000   Wells Fargo Co.                                    7.98                     -(f)        4,370
                                                                                                ----------
                                                                                                     8,839
                                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
     3,500   Goldman Sachs Capital II                           5.79                     -(f)        2,441
     3,500   Schwab Capital Trust I                             7.50            11/15/2037           3,656
                                                                                                ----------
                                                                                                     6,097
                                                                                                ----------
             LIFE & HEALTH INSURANCE (2.4%)
     4,000   Great-West Life & Annuity Insurance Co. (b)        7.15             5/16/2046           3,990
     4,000   Lincoln National Corp.                             7.00             5/17/2066           3,860
     2,000   Principal Financial Global Fund, LLC               1.10 (e)         1/10/2031           1,534
     4,057   Prudential Financial, Inc.                         8.88             6/15/2038           4,889
     4,500   StanCorp Financial Group, Inc. (a)                 6.90             6/01/2067           4,208
                                                                                                ----------
                                                                                                    18,481
                                                                                                ----------
             MULTI-LINE INSURANCE (1.7%)
     7,000   Genworth Financial, Inc.                           6.15            11/15/2066           4,839
     6,000   Glen Meadow (b)                                    6.51             2/12/2067           4,545
     4,000   Nationwide Mutual Insurance Co. (b)                5.81            12/15/2024           3,798
                                                                                                ----------
                                                                                                    13,182
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     2,000   BankAmerica Capital III                            1.14 (e)         1/15/2027           1,399
     1,500   BankBoston Capital Trust IV                        1.14 (e)         6/08/2028           1,024
     2,500   Countrywide Financial Corp.                        6.25             5/15/2016           2,516
     2,000   General Electric Capital Corp.                     6.38            11/15/2067           2,035
     2,000   General Electric Capital Trust I                   6.38 (e)        11/15/2067           2,035
     2,000   ILFC E-Capital Trust II (b)                        6.25            12/21/2065           1,460
     2,100   JPMorgan Chase Capital XIII                        1.53 (e)         9/30/2034           1,628
     2,500   JPMorgan Chase Capital XXI                         1.49 (e)         2/02/2037           1,873
                                                                                                ----------
                                                                                                    13,970
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (2.9%)
     4,000   Allstate Corp.                                     6.13             5/15/2037           3,930
     3,000   BNSF Funding Trust I                               6.61            12/15/2055           3,116
     4,000   Chubb Corp.                                        6.38             3/29/2067           4,137
     1,000   HSB Group, Inc.                                    1.48 (e)         7/15/2027             730
     2,500   Ironshore Holdings, Inc. (a),(b)                   8.50             5/15/2020           2,712
     3,500   Progressive Corp.                                  6.70             6/15/2037           3,679
     1,000   PXRE Capital Trust I                               8.85             2/01/2027             939
     1,000   RLI Corp. (a)                                      5.95             1/15/2014           1,038
     2,500   Travelers Companies, Inc.                          6.25             3/15/2037           2,528
                                                                                                ----------
                                                                                                    22,809
                                                                                                ----------
             REGIONAL BANKS (4.6%)
     1,000   Allfirst Preferred Capital Trust                   2.07 (e)         7/15/2029             753
     4,720   CoBank ACB (a),(b)                                 1.15 (e)         6/15/2022           3,720
     1,000   Cullen/Frost Bankers, Inc. (a)                     1.03 (e)         2/15/2017           1,002
     3,000   Fifth Third Capital Trust IV                       6.50             4/15/2037           2,993
       500   First Empire Capital Trust I                       8.23             2/01/2027             508
     1,000   First Maryland Capital Trust I                     1.57 (e)         1/15/2027             763
     1,000   First Republic Bank Corp.                          7.75             9/15/2012           1,012
     2,500   First Tennessee Bank, N.A.                         5.65             4/01/2016           2,573
     2,000   Fulton Capital Trust I                             6.29             2/01/2036           1,810
     1,000   Huntington Capital II "B"                          1.17 (e)         6/15/2028             762
     3,000   Huntington Capital III                             6.65             5/15/2037           2,924

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    4,000   KeyCorp Capital I                                  1.32%(e)         7/01/2028      $    3,081
     2,000   Manufacturers & Traders Trust Co.                  5.63            12/01/2021           1,977
     1,000   National City Preferred Capital Trust I           12.00                     -(f)        1,078
     2,000   PNC Preferred Funding Trust (b)                    6.52                     -(f)        1,570
     3,000   Regions Financial Corp.                            7.75            11/10/2014           3,233
     1,000   Susquehanna Bancshares, Inc.                       2.37 (e)         5/01/2014             932
     1,500   Susquehanna Capital II                            11.00             3/23/2040           1,635
     1,000   TCF National Bank                                  5.50             2/01/2016           1,007
     3,000   Webster Capital Trust IV                           7.65             6/15/2037           3,010
                                                                                                ----------
                                                                                                    36,343
                                                                                                ----------
             REINSURANCE (0.5%)
     1,000   Alterra Finance, LLC                               6.25             9/30/2020           1,055
     1,500   Max USA Holdings Ltd. (b)                          7.20             4/14/2017           1,570
     1,500   Platinum Underwriters Finance, Inc. (a)            7.50             6/01/2017           1,617
                                                                                                ----------
                                                                                                     4,242
                                                                                                ----------
             REITs - RETAIL (0.1%)
     1,000   New Plan Excel Realty Trust, Inc., acquired
               2/20/2009; cost $340(d)                          7.68            11/02/2026             893
                                                                                                ----------
             REITs - SPECIALIZED (0.2%)
     1,500   Ventas Realty, LP                                  6.75             4/01/2017           1,552
                                                                                                ----------
             Total Financials                                                                      137,940
                                                                                                ----------

             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
     2,000   Textron Financial Corp. (b)                        6.00             2/15/2067           1,530
                                                                                                ----------
             AIRLINES (0.1%)
     1,028   America West Airlines, Inc. Pass-Through
               Trust (INS)                                      7.93             1/02/2019           1,052
                                                                                                ----------
             Total Industrials                                                                       2,582
                                                                                                ----------
             UTILITIES (3.2%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
       530   Cedar Brakes II, LLC (b)                           9.88             9/01/2013             547
     2,000   FPL Group Capital, Inc.                            6.35            10/01/2066           2,027
     1,000   FPL Group Capital, Inc.                            6.65             6/15/2067           1,013
     1,000   FPL Group Capital, Inc.                            7.30 (e)         9/01/2067           1,054
     3,012   PPL Capital Funding, Inc.                          6.70             3/30/2067           2,970
     5,746   Texas Competitive Electric Holdings Co., LLC (g)   4.76            10/10/2017           3,225
                                                                                                ----------
                                                                                                    10,836
                                                                                                ----------
             MULTI-UTILITIES (1.8%)
     2,500   Dominion Resources, Inc.                           7.50             6/30/2066           2,646
     1,500   Dominion Resources, Inc.                           2.88 (e)         9/30/2066           1,287
     4,042   Integrys Energy Group, Inc. (a)                    6.11            12/01/2066           4,016
     3,325   Puget Sound Energy, Inc.                           6.97             6/01/2067           3,330
     3,000   Wisconsin Energy Corp.                             6.25             5/15/2067           3,078
                                                                                                ----------
                                                                                                    14,357
                                                                                                ----------
             Total Utilities                                                                        25,193
                                                                                                ----------
             Total Corporate Obligations (cost: $162,348)                                          177,730
                                                                                                ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.8%)

             ENERGY (0.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     3,500   TransCanada Pipelines Ltd. (a)                     6.35             5/15/2067           3,596
                                                                                                ----------

================================================================================

7  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (2.8%)
             -----------------
             DIVERSIFIED BANKS (0.3%)
$    6,000   HSBC Bank plc                                      1.06%(e)         6/29/2049       $   2,850
     1,000   Landsbanki Islands hf, acquired 10/12/2007;
               cost $1,000(b),(c),(d),(h)                       7.43                     -(f)           --
                                                                                                 ---------
                                                                                                     2,850
                                                                                                 ---------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
     3,000   Deutsche Bank Capital Trust IV (a)                 4.59 (e)         6/29/2049           2,095
                                                                                                 ---------
             MULTI-LINE INSURANCE (1.6%)
     2,500   AXA S.A.                                           1.98 (e)                 -(f)        1,314
     6,691   AXA S.A.                                           2.21 (e)                 -(f)        3,513
     3,850   Oil Insurance Ltd. (b)                             3.56 (e)                 -(f)        3,555
     4,000   ZFS Finance USA Trust II (b)                       6.45            12/15/2065           3,920
                                                                                                 ---------
                                                                                                    12,302
                                                                                                 ---------
             PROPERTY & CASUALTY INSURANCE (0.6%)
     2,000   QBE Capital Funding III, LP (b)                    7.25             5/24/2041           1,825
     3,000   QBE Insurance Group Ltd. (b)                       5.65             7/01/2023           2,713
                                                                                                 ---------
                                                                                                     4,538
                                                                                                 ---------
             REGIONAL BANKS (0.0%)
     2,000   Glitnir Banki hf, acquired 9/11/2006 -
               10/18/2006; cost $2,034(b),(c),(d),(h)           7.45                     -(f)           --
                                                                                                 ---------
             Total Financials                                                                       21,785
                                                                                                 ---------
             INDUSTRIALS (0.5%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
     4,000   Hutchison Whampoa Ltd.(b)                          6.00                     -(f)        4,100
                                                                                                 ---------
             Total Eurodollar and Yankee
               Obligations (cost: $33,906)                                                          29,481
                                                                                                 ---------

             ASSET-BACKED SECURITIES (0.3%)

             FINANCIALS (0.3%)
             -----------------
             ASSET-BACKED FINANCING (0.3%)
     2,000   SLM Student Loan Trust                             1.02 (e)         7/15/2036           1,392
       797   SLM Student Loan Trust                             1.11 (e)        10/25/2038             659
                                                                                                 ---------
                                                                                                     2,051
                                                                                                 ---------
             Total Financials                                                                        2,051
                                                                                                 ---------
             Total Asset-Backed Securities (cost: $2,067)                                            2,051
                                                                                                 ---------
             COMMERCIAL MORTGAGE SECURITIES (10.1%)

             FINANCIALS (10.1%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (10.1%)
     1,000   Banc of America Commercial Mortgage, Inc.          5.26 (e)        11/10/2042             936
     1,205   Banc of America Commercial Mortgage, Inc.          4.95             7/10/2043           1,144
     3,000   Banc of America Commercial Mortgage, Inc.          5.81 (e)         7/10/2044           2,955
     3,000   Banc of America Commercial Mortgage, Inc.          5.77 (e)         5/10/2045           2,687
     2,000   Banc of America Commercial Mortgage, Inc.          5.77 (e)         5/10/2045           2,152
     2,700   Banc of America Commercial Mortgage, Inc.          5.46             9/10/2045           2,282
     2,643   Banc of America Commercial Mortgage, Inc. (a)      5.18            10/10/2045           2,904
     1,000   Banc of America Commercial Mortgage, Inc.          5.68             7/10/2046           1,036
     2,429   Banc of America Commercial Mortgage, Inc. (a)      5.35 (e)         9/10/2047           2,605
     2,787   Banc of America Commercial Mortgage, Inc. (a),(b)  6.14 (e)         9/10/2047           2,811
     2,000   BCRR Trust (b)                                     5.86             7/17/2040           1,981

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$       32   Bear Stearns Commercial Mortgage Securities, Inc.  4.00%            3/13/2040       $      32
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.21             2/11/2041           1,613
     3,200   Bear Stearns Commercial Mortgage Securities, Inc.  4.99             9/11/2042           3,085
     4,000   Citigroup Commercial Mortgage Trust                5.40 (e)         7/15/2044           3,886
     2,000   Citigroup Commercial Mortgage Trust                6.10 (e)        12/10/2049           2,064
     3,000   Commercial Mortgage Loan Trust (a)                 6.02 (e)        12/10/2049           2,917
     1,000   Commercial Mortgage Loan Trust                     5.54            12/11/2049             993
     1,000   Credit Suisse First Boston Mortgage Securities
               Corp. (b)                                        5.02             1/15/2037             915
     1,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                            5.10             8/15/2038           1,010
     1,079   G-Force, LLC (b)                                   5.16            12/25/2039           1,066
     3,000   GE Capital Commercial Mortgage Corp.               5.33 (e)         3/10/2044           2,644
     1,000   GE Capital Commercial Mortgage Corp.               5.33 (e)        11/10/2045             207
     1,000   GE Capital Commercial Mortgage Corp.               5.61            12/10/2049             889
       500   GMAC Commercial Mortgage Securities, Inc.          4.98            12/10/2041             373
     1,000   GMAC Commercial Mortgage Securities, Inc. (a)      4.81             5/10/2043             944
     1,000   GS Mortgage Securities Corp. II (a)                4.78             7/10/2039             921
        90   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                             4.82             9/12/2037              91
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 4.99             9/12/2037             949
     4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.04            10/15/2042           4,078
     3,210   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.57             4/15/2043           2,803
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.33 (e)        12/15/2044             821
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.33 (e)        12/15/2044             774
     1,500   Merrill Lynch Mortgage Trust                       5.24 (e)        11/12/2037           1,622
     2,000   Merrill Lynch Mortgage Trust                       5.24 (e)        11/12/2037           1,911
     1,000   Merrill Lynch Mortgage Trust                       5.10 (e)         7/12/2038             750
     3,000   Merrill Lynch Mortgage Trust                       5.14             7/12/2038           2,933
       400   Merrill Lynch Mortgage Trust                       5.31 (e)         7/12/2038             296
     4,000   Merrill Lynch Mortgage Trust                       5.67 (e)         5/12/2039           3,455
     2,500   Merrill Lynch Mortgage Trust                       5.01            10/12/2041           2,510
     1,000   ML-CFC Commercial Mortgage Trust                   5.42             8/12/2048             821
     1,500   ML-CFC Commercial Mortgage Trust                   6.16 (e)         8/12/2049           1,422
     1,000   Morgan Stanley Capital I, Inc.                     5.07             8/13/2042             939
       878   Morgan Stanley Capital I, Inc.                     5.15             8/13/2042             704
       723   Morgan Stanley Capital I, Inc.                     5.17             8/13/2042             546
     3,000   Morgan Stanley Capital I, Inc.                     5.79             7/12/2044           2,731
     2,000   Morgan Stanley Capital I, Inc.                     4.77             7/15/2056           1,974
                                                                                                 ---------
                                                                                                    79,182
                                                                                                 ---------
             Total Financials                                                                       79,182
                                                                                                 ---------
             Total Commercial Mortgage Securities (cost: $71,389)                                   79,182
                                                                                                 ---------
             MUNICIPAL BONDS (0.2%)

             CASINOS & GAMING (0.1%)
     2,000   Mashantucket (Western) Pequot Tribe, acquired
               07/29/2005; cost $2,000(b),(d),(h)               5.91             9/01/2021             802
       480   Seneca Nation of Indians Capital Improvements
               Auth.                                            6.75            12/01/2013             475
                                                                                                 ---------
                                                                                                     1,277
                                                                                                 ---------

================================================================================

9  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                        COUPON                                VALUE
SHARES       SECURITY                                            RATE           MATURITY             (000)
----------------------------------------------------------------------------------------------------------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
$       780  Erie County Tobacco Asset Securitization Corp.     6.00%           3/31/2025        $     663
                                                                                                 ---------
             Total Municipal Bonds (cost: $3,236)                                                    1,940
                                                                                                 ---------
             Total Bonds (cost: $272,946)                                                          290,384
                                                                                                 ---------

             MONEY MARKET INSTRUMENTS (3.0%)

             MONEY MARKET FUNDS (3.0%)
 23,911,001  State Street Institutional Liquid Reserve Fund, 0.22%(i)
               (cost: $23,911)                                                                      23,911
                                                                                                 ---------

             TOTAL INVESTMENTS (COST: $740,622)                                                  $ 780,014
                                                                                                 =========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.3%)
       700   Put - S&P 500 Index Expiring April 21, 2012 at 1350                                 $   1,960
       900   Put - S&P 500 Index Expiring March 17, 2012 at 1330                                       603
                                                                                                 ---------

             TOTAL PURCHASED OPTIONS (COST: $3,179)                                              $   2,563
                                                                                                 =========

             WRITTEN OPTIONS (0.2%)
     (150)   Call - S&P 500 Index Expiring March 17, 2012 at 1350                                     (365)
     (700)   Put - S&P 500 Index Expiring April 21, 2012 at 1270                                      (742)
     (900)   Put - S&P 500 Index Expiring March 17, 2012 at 1250                                      (131)
                                                                                                 ---------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,497)                                   $  (1,238)
                                                                                                 =========

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     276,864     $        --     $         --     $  276,864
  Preferred Securities                                7,480          19,538            2,385         29,403
  Foreign Exchange-Traded Funds                     159,452              --               --        159,452
Bonds:
  Corporate Obligations                                  --         177,730               --        177,730
  Eurodollar and Yankee Obligations                      --          29,481               --         29,481
  Asset-Backed Securities                                --           2,051               --          2,051
  Commercial Mortgage Securities                         --          79,182               --         79,182
  Municipal Bonds                                        --           1,940               --          1,940
Money Market Instruments:
  Money Market Funds                                 23,911              --               --         23,911
Purchased Options                                     2,563              --               --          2,563
-----------------------------------------------------------------------------------------------------------
Total                                         $     470,270     $   309,922     $      2,385     $  782,577
-----------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $      (1,238)    $        --     $         --     $   (1,238)
-----------------------------------------------------------------------------------------------------------
Total                                         $      (1,238)    $        --     $         --     $   (1,238)
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                             PREFERRED
                                                                            SECURITIES
---------------------------------------------------------------------------------------
 Balance as of May 31, 2011                                                     $2,550
 Purchases                                                                           -
 Sales                                                                             825
 Transfers Into Level 3                                                              -
 Transfers Out Of Level 3                                                            -
 Net Realized (Loss)                                                              (990)
 Change In Net Unrealized Appreciation/Depreciation                                  -
---------------------------------------------------------------------------------------
 Balance as of February 29, 2012                                                $2,385
---------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, a preferred stock with a fair value $825,000 was transferred from Level 2 to Level 3. The fair value method included using recent tender offers related to the security. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Balanced Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

12  | USAA Balanced Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Repurchase agreements are valued at cost, which approximates market value.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

13  | USAA Balanced Strategy Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, valued based on methods discussed in Note A7.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. In addition, the fair value methods also included using recent tender offers related to the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. The Fund had no futures contracts as of February 29, 2012.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

15  | USAA Balanced Strategy Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 29, 2012.

H. NEW ACCOUNTING PRONOUNCEMENTS
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

I. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $63,843,000 and $25,067,000, respectively, resulting in net unrealized appreciation of $38,776,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $785,531,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.2% of net assets at February 29, 2012.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

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                                         Notes to Portfolio of Investments |  16

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CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
              dollars.
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurnace Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 29, 2012.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security was fair valued at February 29, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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17  | USAA Balanced Strategy Fund

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(d)     Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2012, was $2,070,000, which represented 0.2% of the Fund's net assets.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2012.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 29, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Rate represents the money market fund annualized seven-day yield at February 29, 2012.
*       Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:     April 24, 2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     April 25, 2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     April 25, 2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.